INVENTORY (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
INVENTORY
Raw materials	$ 5,041	$ 7,133
Work-in-progress	1,754	1,369
Finished goods	4,214	4,915
Total	$ 11,009	$ 13,417